COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2023
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

15) COMMITMENTS AND CONTINGENCIES

a) Commitments

Enerplus has the following minimum annual commitments, excluding operating leases which are recorded in the lease liability (see Note 9):

		Minimum Annual Commitment Each Year
($ thousands)	Total	2024	2025	2026	2027	2028	Thereafter
Senior notes(1)	$122,600	$80,600	$21,000	$21,000	$—	$—	$—
Transportation commitments	416,370	72,604	73,453	74,000	61,868	37,518	96,927
Service workover rigs commitments	7,906	7,906	—	—	—	—	—
Total commitments(2)	$546,876	$161,110	$94,453	$95,000	$61,868	$37,518	$96,927
(1)	Interest payments have not been included.
(2)	Production taxes, lease rentals, mineral taxes (hydrocarbon production rights) and surface royalties have not been included as amounts paid depend on future ownership, production, prices and the legislative environment.

b) Contingencies

Enerplus is subject to various legal claims and actions arising in the normal course of business. Although the outcome of such claims and actions cannot be predicted with certainty, the Company does not expect these matters to have a material impact on the Consolidated Financial Statements. In instances where the Company determines that a loss is probable and the amount can be reasonably estimated, an accrual is recorded.